Financial Risk Management (Tables)	12 Months Ended
Jan. 31, 2021
Statement Line Items [Line Items]
Disclosure of Financial Assets	The financial assets of the Group were as follows:
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
- Cash and cash equivalents	90,925	3,791
- Trade receivables	1,462	2,336
	92,387	6,127

Disclosure of Financial Risk Management

The Group’s liabilities have contractual maturities which are summarised below, it should be noted these amounts are undiscounted contractual cash flows as required by IFRS 7:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Trade payables NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s
Not later than 1 month
31 January 2021	48	6,250	6,289	-	-	-
31 January 2020	2,052	10,407	12,459	-	-	-
1 to 3 months
31 January 2021	14,596	-	14,596	-	-	-
31 January 2020	18,044	-	18,044	-	-	-
3 months to 1 year
31 January 2021	-	-	-	-	-	-
31 January 2020	-	-	-	-	-	-
1 to 5 years
31 January 2021	4,256	-	4,256	-	-	-
31 January 2020	28,764	-	28,764	-	-	-

Total
31 January 2021	18,900	6,250	25,150	-	-	-
31 January 2020	48,860	10,407	59,267	-	-	-

Disclosure of Credit Risk Exposure

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings if available or historical information about counterparty default rate.

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Trade receivables
Counterparty without external credit ratings
New customer less than 6 months	-	-	42
Existing customers (more than 6 months with default in past)	1,645	2,358	7,747
Total	1,645	2,358	7,789

Cash at bank	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Credit ratings
AA-	90,887	3,747	1,915
A+	-	-	-
Total	90,887	3,747	1,915

Disclosure of Market Risk

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

	AUD NZ$000’s	USD NZ$000’s	GBP NZ$000’s	EUR NZ$000’s	HKD NZ$000’s	Total NZ$000’s
31 January 2021
Nominal amounts
Trade receivables	-	(2)	13	90	-	101
Trade payables	20	741	-	-	-	761
Cash and cash equivalents	9,943	78,506	89	12	2	88,552
31 January 2020
Nominal amounts
Trade receivables	-	19	20	441	-	480
Trade payables	12	4,068	85	1	2	4,168
Cash and cash equivalents	1,500	747	85	5	4	2,341
31 January 2019
Nominal amounts
Trade receivables	51	42	-	285	-	378
Trade payables	1	9,035	8	61	7	9,112
Cash and cash equivalents	623	149	38	8	11	829

Disclosure of Detailed Information About Hedging Instruments

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Amounts			Average Exchange Rate
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s	31 January 2021 $	31 January 2020 $	31 January 2019 $
Buy USD / sell NZD
Settlement
Less than 6 months	-	-	34,395	-	-	0.6620

	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
Buy AUD / sell NZD
Settlement
Less than 6 months	-	-	-	-	-	-

Disclosure of Financial Instruments by Type of Interest Rate
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Floating rate instruments
Bank overdrafts	-	-
Working capital financing bank facility	-	-
Convertible notes	-	-
Borrowings	14,500	17,900
	14,500	17,900

Currency risk [member]
Statement Line Items [Line Items]
Sensitivity Analysis for Types of Market Risk
	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2021)	(460)	460
Net results/Equity (31 January 2020)	(594)	594
Net results/Equity (31 January 2019)	(954)	954
AUD
Net results/Equity (31 January 2021)	(2)	2
Net results/Equity (31 January 2020)	(1)	1
Net results/Equity (31 January 2019)	(5)	5
GBP
Net results/Equity (31 January 2021)	(9)	9
Net results/Equity (31 January 2020)	(16)	16
Net results/Equity (31 January 2019)	(1)	1
EUR
Net results/Equity (31 January 2021)	(10)	10
Net results/Equity (31 January 2020)	(42)	42
Net results/Equity (31 January 2019)	(32)	32
HKD
Net results/Equity (31 January 2021)	-	-
Net results/Equity (31 January 2020)	-	-
Net results/Equity (31 January 2019)	(1)	1

Interest Rate Risk [Member]
Statement Line Items [Line Items]
Sensitivity Analysis for Types of Market Risk
	NZ$000’s
	1.00%	-1.00%

Net results/Equity (31 January 2021)	145	(145)
Net results/Equity (31 January 2020)	179	(179)